SHARE-BASED COMPENSATION (Share Awards in Connection with Business Acquisitions) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Jul. 31, 2013	Nov. 30, 2012	Mar. 31, 2013	Sep. 30, 2013	Oct. 31, 2013	May 31, 2014	Nov. 29, 2013	Jan. 31, 2014	Jul. 15, 2013	Sep. 13, 2013	May 11, 2012	Mar. 21, 2013	May 14, 2014	Dec. 01, 2013	May 15, 2014
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders													45.00%
Fanyue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders														49.00%
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired															55.00%
Equity interest held by non-controlling shareholders			45.00%
Fanyue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																51.00%
Yinlong [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																		36.10%
Equity interest held by non-controlling shareholders										45.00%							45.00%
Trustek [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired												100.00%
Yipai [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired										70.00%									70.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	10,568,399	52,643,485	47,973,506
Number of shares vested	29,698,444	18,037,583	2,992,985
Share-based compensation expense	$ 80,041	$ 46,868	$ 16,277
Unrecognized compensation expense	48,798
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 2 months 12 days
Share Awards in Connection with Business Acquisitions [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	70,710	30,222	1,549
Unrecognized compensation expense	$ 44,050
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 1 month 6 days
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				2,875,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,725,000
Requisite service period				4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting				25.00%
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting each month as the vesting commencement date over remaining period thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting				2.0833%
Remaining period thereafter				3 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,150,000	3,705,882
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		3,169,734				18,519,971
Number of shares vested		3,169,734
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period						4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						12,346,647
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						6,173,324
Percentage of vesting						25.00%
Vesting period						4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							2,020,365
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							1,212,220	2,296,930
Maximum number of variable shares granted								15,365,703
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							808,145
Requisite service period							4 years
Percentage of vesting							25.00%
Vesting period							4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								4,100,228
Maximum number of variable shares granted								6,833,713
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								1,537,586
Requisite service period								3 years
Vesting period								3 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									969,977
Maximum number of variable shares granted									2,781,696
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									387,991
Requisite service period									4 years
Vesting period									4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Yinlong [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										428,570	2,888,000
Vesting period											2 years
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted												948,510
Maximum number of variable shares granted												3,252,030
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted												4,200,540
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										1,614,290
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										1,614,290